UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CastleRock Asset Management, Inc.

Address:   101 Park Avenue, 23rd Floor
           New York, NY 10178


Form 13F File Number: 028-6185


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Tanico
Title:  Principal
Phone:  212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico                 New York, NY                       5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $       70,630
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A             002896207    3,541    76,645 SH       SOLE                   76,645      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    4,080   105,109 SH       SOLE                  105,109      0    0
APPLE INC                    COM              037833100    4,927    11,131 SH       SOLE                   11,131      0    0
BIOGEN IDEC INC              COM              09062X103    3,188    16,551 SH       SOLE                   16,551      0    0
CBS CORP NEW                 CL B             124857202    5,542   118,708 SH       SOLE                  118,708      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH  167250109    3,895    62,727 SH       SOLE                   62,727      0    0
CLEAN HARBORS INC            COM              184496107    1,680    28,918 SH       SOLE                   28,918      0    0
CLEVELAND BIOLABS INC        COM              185860103      634   323,436 SH       SOLE                  323,436      0    0
ENCANA CORP                  COM              292505104    1,251    64,269 SH       SOLE                   64,269      0    0
EQUINIX INC                  COM NEW          29444U502    3,356    15,514 SH       SOLE                   15,514      0    0
GENERAL MTRS CO              COM              37045V100    2,466    88,637 SH       SOLE                   88,637      0    0
INTERCONTINENTALEXCHANGE INC COM              45865V100    3,987    24,447 SH       SOLE                   24,447      0    0
INTEROIL CORP                COM              460951106    1,032    13,558 SH       SOLE                   13,558      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    1,782   346,649 SH       SOLE                  346,649      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    4,615    72,921 SH       SOLE                   72,921      0    0
MERCER INTL INC              COM              588056101      967   140,004 SH       SOLE                  140,004      0    0
NAM TAI ELECTRS INC          COM PAR $0.02    629865205    2,468   181,496 SH       SOLE                  181,496      0    0
RADIAN GROUP INC             COM              750236101    3,362   313,895 SH       SOLE                  313,895      0    0
SAFEWAY INC                  COM NEW          786514208    2,859   108,495 SH       SOLE                  108,495      0    0
SELECT COMFORT CORP          COM              81616X103      395    20,000 SH       SOLE                   20,000      0    0
STARBUCKS CORP               COM              855244109    2,591    45,501 SH       SOLE                   45,501      0    0
UNITED RENTALS INC           COM              911363109    4,968    90,377 SH       SOLE                   90,377      0    0
VALERO ENERGY CORP NEW       COM              91913Y100    3,531    77,615 SH       SOLE                   77,615      0    0
ZYNGA INC                    CL A             98986T108    3,512 1,045,296 SH       SOLE                1,045,296      0    0


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